As filed with the Securities and Exchange Commission on May 11, 2020
File Nos. 333-61759, 811-08961

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44	☒
(Check appropriate box or boxes)

TIAA-CREF Life Funds
(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 842-2733

John M. McCann, Esq.

TIAA-CREF Life Funds
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
(Name and Address of Agent for Service)

Copy to:
Christopher P. Harvey, Esq.

Adam T. Teufel, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering:
As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On ________________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This post-effective amendment on Form 485BPOS is being submitted for the sole purpose of furnishing, in Exhibit 101, XBRL Interactive Data for the related official 485BPOS filing which was submitted to the Commission on April 23, 2020.

No other changes have been made to the Form 485BPOS. This Form 485BPOS does not reflect events that may have occurred subsequent to the original filing date, and does not modify or update any related disclosures made in the related official Form 485BPOS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Life Funds certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 11th day of May, 2020.

TIAA-CREF LIFE FUNDS

By:	/s/ Bradley Finkle
Name:	Bradley Finkle
Title:	Principal Executive Officer and President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bradley Finkle	Principal Executive Officer and President	May 11, 2020
Bradley Finkle	(Principal Executive Officer)

/s/ E. Scott Wickerham	Principal Financial Officer,	May 11, 2020
E. Scott Wickerham	Principal Accounting Officer and Treasurer
(Principal Financial and Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	May 11, 2020	*	May 11, 2020
Forrest Berkley		Howell E. Jackson

*	May 11, 2020	*	May 11, 2020
Joseph A. Boateng		Thomas J. Kenny

*	May 11, 2020	*	May 11, 2020
Janice C. Eberly		James M. Poterba

*	May 11, 2020	*	May 11, 2020
Nancy A. Eckl		Maceo K. Sloan

*	May 11, 2020	*	May 11, 2020
Michael A. Forrester		Laura T. Starks

/s/ Rachael M. Zufall	May 11, 2020
Rachael M. Zufall as attorney-in-fact

*  Signed by Rachael M. Zufall pursuant to powers of attorney previously filed with the Securities and Exchange Commission.

EXHIBIT LIST

101.       INS XBRL Instance Document

101.       SCH XBRL Taxonomy Extension Schema

101.       DEF XBRL Taxonomy Extension Definition Linkbase

101.       LAB XBRL Taxonomy Extension Label Linkbase

101.       PRE XBRL Taxonomy Extension Presentation Linkbase

John M. McCann Managing Director, Associate General Counsel

8500 Andrew Carnegie Blvd. Charlotte, NC 28262 T 704 988-6543 john.mccann@nuveen.com

May 11, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA-CREF Life Funds Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (File Nos. 333-61759, 811-08961)

To Whom It May Concern:

On behalf of the TIAA-CREF Life Funds (the “Funds”), we are attaching for filing Post-Effective Amendment No. 42 to the above-captioned registration statement on Form N-1A (“Amendment No. 42”), including exhibits.

Amendment No. 42 is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective immediately upon filing. Pursuant to paragraph (b)(4) of Rule 485 under the 1933 Act, the undersigned represents that Amendment No. 42 does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

As detailed in the Explanatory Note for Amendment No. 42, the amendment is being submitted for the sole purpose of furnishing, in Exhibit 101, XBRL Interactive Data for the related official 485BPOS filing which was submitted to the Commission on April 23, 2020.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-6543.

.

Sincerely,

/s/John M. McCann

John M. McCann

cc: Rachael M. Zufall, Esq.